SHARE-BASED COMPENSATION (Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date) (Details) - Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Options granted under 2015 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility range		51.00%
Risk-free interest rate range		1.87%
Contractual term		10 years
Expected dividend
Options granted under 2017 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility range	51.00%
Risk-free interest rate range	3.40%
Contractual term	10 years
Expected dividend	0.00%